Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,614,000
Previously Paid Amount	0.00
Total Fee Amount	2,570.59
Total Offset Amount	0.00
Net Fee	2,570.59
Narrative - Max Aggregate Offering Price	$ 18,614,000
Final Prospectus	true